1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 1.8%

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	235,500	$5,892,210

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,994,679)		$5,892,210

	Par Value

MUNICIPAL BONDS – 95.8%

ALABAMA – 0.3%

HIGHER EDUCATION – 0.3%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	1,043,873

TOTAL ALABAMA		$1,043,873

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,863,473

TOTAL ALASKA		$1,863,473

ARIZONA – 3.1%

DEVELOPMENT – 0.0%**

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	90,000	90,784

EDUCATION – 1.3%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)
5.00%, 11/01/26	1,000,000	1,041,690
5.00%, 11/01/30	1,000,000	1,072,533
5.00%, 11/01/32	865,000	923,287

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,327,183

TOTAL EDUCATION		$4,364,693

MEDICAL – 0.7%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,088,807
5.00%, 09/01/35	725,000	783,287
5.00%, 09/01/36	500,000	534,401

TOTAL MEDICAL		$2,406,495

Description	Par Value	Value

UTILITIES – 1.1%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	$3,000,000	$3,502,343

TOTAL ARIZONA		$10,364,315

CALIFORNIA – 1.2%

AIRPORT – 0.8%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	854,114

City of Los Angeles Department of Airports, CA, Revenue Bonds
4.00%, 05/15/35	600,000	610,969
4.00%, 05/15/36	800,000	809,423
4.00%, 05/15/37	500,000	502,041

TOTAL AIRPORT		$2,776,547

GENERAL OBLIGATIONS – 0.4%

State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,199,221

TOTAL CALIFORNIA		$3,975,768

COLORADO – 4.7%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,672,572

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,312,231

MEDICAL – 1.6%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,274,398

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,060,034

TOTAL MEDICAL		$5,334,432

MULTIFAMILY HSG – 0.3%

Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), 4.00%, 05/01/41	1,000,000	1,001,718

TRANSPORTATION – 0.8%

E-470 Public Highway Authority, CO, Current Refunding Revenue Bonds, (Series A)
5.00%, 09/01/27	1,000,000	1,075,794
5.00%, 09/01/34	1,300,000	1,471,981

TOTAL TRANSPORTATION		$2,547,775

July 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.5%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	$1,750,000	$1,870,622

TOTAL COLORADO		$15,739,350

CONNECTICUT – 2.1%

GENERAL OBLIGATIONS – 0.8%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,768,816

HIGHER EDUCATION – 0.8%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,480,705

University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 01/15/33	1,000,000	1,060,381

TOTAL HIGHER EDUCATION		$2,541,086

MEDICAL – 0.5%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1) 4.00%, 07/01/28	685,000	696,063
4.00%, 07/01/29	500,000	510,400
4.00%, 07/01/30	600,000	614,248

TOTAL MEDICAL		$1,820,711

TOTAL CONNECTICUT		$7,130,613

DISTRICT OF COLUMBIA – 1.1%

GENERAL – 0.6%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	687,037
5.00%, 10/01/31	875,000	985,057
5.00%, 10/01/32	500,000	562,360

TOTAL GENERAL		$2,234,454

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,619,850

TOTAL DISTRICT OF COLUMBIA		$3,854,304

FLORIDA – 3.8%

AIRPORT – 0.3%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,044,314

GENERAL OBLIGATIONS – 0.9%

Miami-Dade County, FL, GO Unlimited, AD Valorem Property Tax, 5.00%, 07/01/33	1,000,000	1,049,630

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,071,165

TOTAL GENERAL OBLIGATIONS		$3,120,795

Description	Par Value	Value

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)
5.00%, 04/01/28	$750,000	$797,665
5.00%, 04/01/30	750,000	799,166
5.00%, 04/01/31	750,000	799,584
5.00%, 04/01/33	750,000	798,913

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,647,927

TOTAL HIGHER EDUCATION		$4,843,255

HOUSING – 0.3%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A)
5.00%, 02/01/25	500,000	509,698
5.00%, 02/01/26	500,000	516,335

TOTAL HOUSING		$1,026,033

MULTIFAMILY HSG – 0.8%

Miami-Dade County Housing Finance Authority, FL, Revenue Bonds, (HUD SECT 8), 5.00%, 10/01/26	2,500,000	2,563,910

TOTAL FLORIDA`		$12,598,307

GEORGIA – 3.0%

GENERAL – 3.0%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	2,765,000	2,843,507

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,049,040

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)
4.00%, 07/01/52	3,000,000	2,989,035
5.00%, 06/01/53	3,000,000	3,104,951

TOTAL GEORGIA		$9,986,533

ILLINOIS – 8.0%

GENERAL – 3.0%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	4,875,000	5,177,802

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,719,536

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,071,452

Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,074,290

TOTAL GENERAL		$10,043,080

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

GENERAL OBLIGATIONS – 4.2%

Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D), 5.00%, 01/01/26	$1,250,000	$1,255,856

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A)
5.00%, 01/01/25	3,000,000	3,051,799
5.00%, 01/01/32	3,000,000	3,251,327

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)
5.00%, 10/01/29	2,000,000	2,158,690
5.00%, 10/01/33	1,000,000	1,069,456

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,194,075

TOTAL GENERAL OBLIGATIONS		$13,981,203

MULTIFAMILY HSG – 0.3%

Illinois Housing Development Authority, IL, Revenue Bonds, Ogden Commons, 4.00%, 07/01/43	1,000,000	1,000,069

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,592,896

TOTAL ILLINOIS		$26,617,248

INDIANA – 2.0%

DEVELOPMENT – 2.0%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,684,945

TOTAL INDIANA		$6,684,945

IOWA – 0.9%

EDUCATION – 0.9%

Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	3,000,000	3,123,089

TOTAL IOWA		$3,123,089

KENTUCKY – 1.5%

GENERAL – 1.5%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 08/01/52	3,000,000	2,943,009

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	2,000,000	1,981,809

TOTAL KENTUCKY		$4,924,818

MARYLAND – 1.8%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)
5.00%, 08/01/28	730,000	777,383
5.00%, 08/01/29	500,000	539,948
5.00%, 08/01/30	515,000	562,362

Description	Par Value	Value

5.00%, 08/01/31	$650,000	$716,551

TOTAL AIRPORT		$2,596,244

GENERAL OBLIGATIONS – 1.0%

State of Maryland, MD, GO Unlimited, School Improvements, AD Valorem Property Tax, (Series A), 5.00%, 06/01/33	3,000,000	3,556,008

TOTAL MARYLAND		$6,152,252

MASSACHUSETTS – 2.9%

GENERAL – 1.0%

Commonwealth of Massachusetts, MA, Refunding Revenue Bonds, (BHAC-CR FGIC), 5.50%, 01/01/34	2,790,000	3,344,730

HIGHER EDUCATION – 0.7%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L)
5.00%, 10/01/30	1,180,000	1,228,055
5.00%, 10/01/31	1,000,000	1,039,902

TOTAL HIGHER EDUCATION		$2,267,957

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,041,627

STUDENT LOAN – 0.9%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)
5.00%, 07/01/33	1,800,000	1,951,561
4.25%, 07/01/44	1,000,000	989,711

TOTAL STUDENT LOAN		$2,941,272

TOTAL MASSACHUSETTS		$9,595,586

MICHIGAN – 3.9%

MULTIFAMILY HSG – 1.3%

Michigan State Housing Development Authority, MI, Revenue Bonds, (Clark Road Senior Apartment Project), 4.50%, 12/01/42	4,300,000	4,366,376

SCHOOL DISTRICT – 1.0%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax
4.00%, 05/01/33	1,330,000	1,380,155
4.00%, 05/01/34	1,000,000	1,033,951

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,038,905

TOTAL SCHOOL DISTRICT		$3,453,011

WATER – 1.6%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC, 5.50%, 07/01/29	145,000	152,699

Great Lakes Water Authority Sewage Disposal System Revenue, MI, Advance Refunding Revenue Bonds, (Senior Lien), (Series B), 5.00%, 07/01/30	3,500,000	3,688,983

July 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	$1,450,000	$1,483,049

TOTAL WATER		$5,324,731

TOTAL MICHIGAN		$13,144,118

MINNESOTA – 2.2%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,080,500

HOUSING – 0.7%

Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,590,392	2,346,950

MEDICAL – 0.9%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,051,969

TOTAL MINNESOTA		$7,479,419

NEVADA – 1.3%

GENERAL OBLIGATIONS – 1.3%

Las Vegas Valley Water District, NV, GO Limited, AD Valorem Property Tax, (Series A), 4.00%, 06/01/46	1,250,000	1,227,966

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	3,094,651

TOTAL NEVADA		$4,322,617

NEW HAMPSHIRE – 0.8%

POLLUTION – 0.8%

New Hampshire Business Finance Authority, NH, Revenue Bonds, (Waste Management), 3.13%, 08/01/24	2,750,000	2,725,380

TOTAL NEW HAMPSHIRE		$2,725,380

NEW JERSEY – 4.7%

GENERAL – 2.2%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	950,000	1,025,835

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	227,936

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)

5.00%, 12/15/28	2,135,000	2,332,160

5.00%, 12/15/34	3,000,000	3,236,247

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	551,172

TOTAL GENERAL		$7,373,350

Description	Par Value	Value

HIGHER EDUCATION – 1.2%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), ETM, 5.00%, 07/01/27	$2,000,000	$2,056,522

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Montclair State University), (Series B), 5.00%, 07/01/30	1,000,000	1,052,282

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,048,777

TOTAL HIGHER EDUCATION		$4,157,581

HOUSING – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	394,059

SCHOOL DISTRICT – 0.3%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)

5.00%, 07/15/28	250,000	271,243

5.00%, 07/15/29	250,000	275,728

5.00%, 07/15/30	250,000	279,709

TOTAL SCHOOL DISTRICT		$826,680

STUDENT LOAN – 0.9%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B)

5.00%, 12/01/26	2,000,000	2,065,152

4.00%, 12/01/44	1,000,000	974,097

TOTAL STUDENT LOAN		$3,039,249

TOTAL NEW JERSEY		$15,790,919

NEW YORK – 7.8%

DEDICATED TAX – 0.8%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,528,244

DEVELOPMENT – 1.0%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	3,000,000	3,432,344

GENERAL – 2.3%

New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, (Series D), 4.00%, 11/01/46	990,000	973,809

New York State Thruway Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 03/15/33	4,000,000	4,717,258

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,020,366

TOTAL GENERAL		$7,711,433

GENERAL OBLIGATIONS – 1.0%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 09/01/36	$1,600,000	$1,829,326

4.00%, 08/01/37	1,500,000	1,533,882

TOTAL GENERAL OBLIGATIONS		$3,363,208

HIGHER EDUCATION – 0.7%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,135,974

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,059,783

TOTAL HIGHER EDUCATION		$2,195,757

HOUSING – 0.5%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,804,698

MULTIFAMILY HSG – 0.4%

New York State Housing Finance Agency, NY, Revenue Bonds, (Series A), (SONYMA HUD SECT 8), 3.75%, 11/01/62	1,405,000	1,412,668

TRANSPORTATION – 1.1%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,019,173

5.00%, 09/15/31	2,500,000	2,650,687

TOTAL TRANSPORTATION		$3,669,860

TOTAL NEW YORK		$26,118,212

NORTH CAROLINA – 1.8%

POWER – 1.4%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,711,875

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,364,440

TOTAL NORTH CAROLINA		$6,076,315

OHIO – 4.0%

GENERAL OBLIGATIONS – 0.7%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A)

5.00%, 03/01/34	1,000,000	1,189,287

5.00%, 03/01/35	1,000,000	1,181,123

TOTAL GENERAL OBLIGATIONS		$2,370,410

HIGHER EDUCATION – 0.9%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,095,847

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,966,370

TOTAL HIGHER EDUCATION		$3,062,217

Description	Par Value	Value

MEDICAL – 1.4%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	$3,035,000	$3,219,265

Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded – Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	5,000	5,025

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,286,532

TOTAL MEDICAL		$4,510,822

POWER – 1.0%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,344,418

TOTAL OHIO		$13,287,867

OREGON – 0.7%

GENERAL – 0.3%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,137,294

GENERAL OBLIGATIONS – 0.4%

Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,143,337

TOTAL OREGON		$2,280,631

PENNSYLVANIA – 11.3%

AIRPORT – 1.4%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,581,072

4.00%, 01/01/38	1,500,000	1,468,522

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,576,070

TOTAL AIRPORT		$4,625,664

DEVELOPMENT – 0.9%

Pennsylvania Economic Development Financing Authority, PA, Resource Recovery Improvement Revenue Bonds, (Waste Management Inc., Project), (Series A), 1.75%, 08/01/38	3,000,000	2,933,221

GENERAL – 1.9%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,150,813

Sports & Exhibition Authority of Pittsburgh and Allegheny County, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 02/01/26	2,930,000	3,052,041

TOTAL GENERAL		$6,202,854

HIGHER EDUCATION – 1.8%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,065,388

July 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	$1,130,000	$1,159,849

Pennsylvania Higher Educational Facilities Authority, PA, (AGC), 5.20%, 03/15/25	930,000	945,638

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)

5.00%, 11/01/25	700,000	709,730

5.00%, 11/01/26	350,000	357,908

5.00%, 11/01/27	600,000	619,005

5.00%, 11/01/28	1,100,000	1,143,854

TOTAL HIGHER EDUCATION		$6,001,372

MEDICAL – 0.8%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,753,080

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,072,491

TRANSPORTATION – 1.2%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,157,892

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)

5.00%, 12/01/35	500,000	564,096

5.00%, 12/01/36	500,000	562,474

5.00%, 12/01/37	500,000	558,140

TOTAL TRANSPORTATION		$3,842,602

UTILITIES – 0.3%

Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series),

5.00%, 08/01/26	1,100,000	1,153,337

WATER – 2.7%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	6,103,981

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)

5.00%, 09/01/38	1,250,000	1,415,433

5.00%, 09/01/39	1,000,000	1,124,969

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	400,436

TOTAL WATER		$9,044,819

TOTAL PENNSYLVANIA		$37,629,440

Description	Par Value	Value

SOUTH CAROLINA – 1.8%

TOBACCO SETTLEMENT – 1.8%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	$4,975,000	$5,912,523

TOTAL SOUTH CAROLINA		$5,912,523

TENNESSEE – 0.4%

AIRPORT – 0.4%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,207,941

TOTAL TENNESSEE		$1,207,941

TEXAS – 8.2%

AIRPORT – 0.3%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,029,532

EDUCATION – 0.6%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)

5.00%, 08/15/27	1,000,000	1,065,087

5.00%, 08/15/29	1,000,000	1,082,131

TOTAL EDUCATION		$2,147,218

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax

4.00%, 08/15/31	1,000,000	1,009,023

4.00%, 08/15/32	1,000,000	1,006,868

TOTAL GENERAL		$2,015,891

GENERAL OBLIGATIONS – 3.5%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 02/15/40	1,250,000	1,397,223

5.00%, 02/15/41	1,000,000	1,113,679

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax

4.00%, 04/01/24	100,000	100,180

4.00%, 04/01/25	100,000	100,963

4.00%, 04/01/26	100,000	101,386

4.00%, 04/01/27	100,000	102,237

4.00%, 04/01/28	535,000	550,968

4.00%, 04/01/29	100,000	103,617

4.00%, 04/01/30	100,000	104,348

4.00%, 04/01/31	350,000	364,419

4.00%, 04/01/32	100,000	103,579

4.00%, 04/01/33	495,000	510,305

4.00%, 04/01/34	100,000	102,684

4.00%, 04/01/35	100,000	102,099

4.00%, 04/01/36	380,000	383,913

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,278,140

July 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	$3,735,000	$4,126,900

TOTAL GENERAL OBLIGATIONS		$11,646,640

MEDICAL – 1.2%

Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, School Health Care System (Series B)

5.75%, 07/01/27	1,035,000	1,089,506

6.25%, 07/01/27	1,100,000	1,166,611

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,584,831

TOTAL MEDICAL		$3,840,948

MULTIFAMILY HSG – 0.3%

El Paso Housing Finance Corp., TX, Revenue Bonds, (HUD SECT 8), 4.50%, 03/01/26	1,000,000	1,008,837

SCHOOL DISTRICT – 0.6%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund – Guaranteed), 4.00%, 02/15/37	1,000,000	1,026,685

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund – Guaranteed), 4.00%, 02/15/48	1,000,000	961,014

TOTAL SCHOOL DISTRICT		$1,987,699

TRANSPORTATION – 1.1%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,568,077

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,011,746

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,240,186

TOTAL TRANSPORTATION		$3,820,009

TOTAL TEXAS		$27,496,774

UTAH – 4.1%

AIRPORT – 1.8%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	3,000,000	3,172,911

5.00%, 07/01/33	2,500,000	2,643,094

TOTAL AIRPORT		$5,816,005

MEDICAL – 2.3%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	2,500,000	2,565,321

5.13%, 02/15/33	5,090,000	5,203,855

TOTAL MEDICAL		$7,769,176

TOTAL UTAH		$13,585,181

Description	Par Value	Value

WASHINGTON – 5.0%

GENERAL – 1.8%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	$6,020,000	$6,103,071

MEDICAL – 0.5%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,765,489

POWER – 1.1%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,539,641

SCHOOL DISTRICT – 0.9%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,178,386

TRANSPORTATION – 0.7%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,245,190

TOTAL WASHINGTON		$16,831,777

WISCONSIN – 0.8%

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

4.00%, 01/01/32	500,000	488,901

4.00%, 01/01/33	500,000	486,200

TOTAL MEDICAL		$975,101

POWER – 0.5%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,738,699

TOTAL WISCONSIN		$2,713,800

TOTAL MUNICIPAL BONDS (Cost $334,486,453)		$320,257,388

	Number of Shares

MONEY MARKET FUND – 0.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%^	2,171,171	2,171,171

TOTAL MONEY MARKET FUND (Cost $2,171,171)		$2,171,171

TOTAL INVESTMENTS – 98.2% (Cost $342,652,303)		$328,320,769

OTHER ASSETS LESS LIABILITIES – 1.8%		5,889,789

TOTAL NET ASSETS – 100.0%		$334,210,558

July 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Exchange-Traded Funds	$5,892,210	$—	$—	$5,892,210

Municipal Bonds	—	320,257,388	—	320,257,388

Money Market Fund	2,171,171	—	—	2,171,171

Total	$8,063,381	$320,257,388	$—	$328,320,769

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2023 (unaudited)